Goodwill - Schedule of Discounted Cash Flow Models Used in Impairment Tests (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Valuation basis	Fair value less costs of disposal
Key assumptions	Sales growth rates Profit margins Terminal growth rate Discount rate Taxation rate
Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information. Margins reflect past experience, adjusted for expected changes. Terminal growth rates based on management's estimate of future long-term average growth rates. Discount rates based on Group WACC, adjusted where appropriate. Taxation rates based on appropriate rates for each region.
Period of specific projected cash flows	Five years
Discount rate	7.00%
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	1.00%
Discount rate	7.50%
Vaccines [member]
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	1.00%
Discount rate	7.50%
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	2.00%
Discount rate	6.00%